COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

		Shares/Units	Value
COMMON STOCK	114.1%
AUSTRALIA	6.0%
MIDSTREAM	0.9%
APA Group(a)		4,273,711	$29,440,351

RAILWAYS	1.2%
Aurizon Holdings Ltd.		13,265,440	36,619,426

TOLL ROADS	3.4%
Atlas Arteria Ltd.(a)(b)		18,295,481	54,257,276
Transurban Group(a)		5,231,779	51,035,171

			105,292,447

TRANSPORT LOGISTICS	0.5%
Qube Holdings Ltd.		4,948,847	16,703,736

TOTAL AUSTRALIA			188,055,960

BRAZIL	3.8%
ELECTRIC	2.4%
Cia Paranaense de Energia—Copel(b)		25,049,382	74,618,370

RAILWAYS	0.4%
Rumo SA		4,651,886	14,593,694

TOLL ROADS	1.0%
Motiva Infraestrutura de Mobilidade SA		10,300,010	31,437,814

TOTAL BRAZIL			120,649,878

CANADA	12.7%
DIVERSIFIED	0.1%
Tidewater Renewables Ltd.(c)		789,442	3,966,789

MIDSTREAM	12.2%
Enbridge, Inc.(b)		1,843,322	99,924,457
Keyera Corp.		748,046	28,935,630
Keyera Corp., Subscription Receipts		139,166	5,007,015
Rockpoint Gas Storage, Inc., Class A		429,710	8,630,650
South Bow Corp.(b)		1,578,540	52,515,873
TC Energy Corp.		3,025,090	189,429,653

			384,443,278

RAILWAYS	0.4%
Canadian National Railway Co.(b)		113,718	11,704,509

TOTAL CANADA			400,114,576

CHINA	1.3%
GAS DISTRIBUTION	0.9%
ENN Energy Holdings Ltd., (H Shares)(b)		3,323,021	27,057,407

MARINE PORTS	0.4%
China Merchants Port Holdings Co. Ltd., (H Shares)(b)		7,242,000	13,589,079

TOTAL CHINA			40,646,486

FRANCE	2.6%
ELECTRIC	1.4%
Engie SA(b)		1,343,091	43,284,388

		Shares/Units	Value
TOLL ROADS	1.2%
Vinci SA		256,006	$38,426,295

TOTAL FRANCE			81,710,683

GREECE	1.2%
AIRPORTS	0.6%
Athens International Airport SA		1,525,499	18,528,715

ELECTRIC	0.6%
Public Power Corp. SA		962,289	20,118,315

TOTAL GREECE			38,647,030

HONG KONG	2.2%
ELECTRIC
Power Assets Holdings Ltd.(b)		9,049,515	70,604,036

INDIA	2.3%
ELECTRIC
NTPC Ltd.		8,165,572	32,143,456
Power Grid Corp. of India Ltd.		12,720,337	40,006,715

			72,150,171

ITALY	0.4%
COMMUNICATIONS
Infrastrutture Wireless Italiane SpA(d)		1,535,628	12,254,768

JAPAN	4.2%
ELECTRIC	2.3%
Chubu Electric Power Co., Inc.		2,232,900	36,813,619
Kansai Electric Power Co., Inc.		2,133,900	35,478,366

			72,291,985

GAS DISTRIBUTION	1.9%
Osaka Gas Co. Ltd.		1,132,700	45,879,474
Tokyo Gas Co. Ltd.		302,000	14,223,006

			60,102,480

TOTAL JAPAN			132,394,465

MALAYSIA	1.8%
ELECTRIC	1.1%
Tenaga Nasional Bhd.		10,069,900	34,683,782

MARINE PORTS	0.7%
Westports Holdings Bhd.		15,775,000	23,135,579

TOTAL MALAYSIA			57,819,361

MEXICO	3.8%
AIRPORTS
Grupo Aeroportuario del Centro Norte SAB de CV(b)		2,199,185	31,547,869
Grupo Aeroportuario del Pacifico SAB de CV, Class B(b)		1,063,928	26,203,746
Grupo Aeroportuario del Sureste SAB de CV, Class B(b)		1,826,264	61,585,335

			119,336,950

NETHERLANDS	1.4%
MARINE PORTS
Koninklijke Vopak NV		812,381	43,970,230

		Shares/Units	Value
NEW ZEALAND	1.0%
AIRPORTS
Auckland International Airport Ltd.(b)		6,665,359	$30,527,075

PHILIPPINES	0.6%
MARINE PORTS
International Container Terminal Services, Inc.		1,664,400	18,869,878

SPAIN	2.9%
AIRPORTS	2.2%
Aena SME SA(d)		2,342,820	69,106,859

ELECTRIC	0.7%
Redeia Corp. SA		1,222,078	20,714,628

TOTAL SPAIN			89,821,487

UNITED KINGDOM	4.8%
ELECTRIC	2.7%
National Grid PLC		5,011,243	84,590,278

WATER	2.1%
Pennon Group PLC		9,364,041	65,627,548

TOTAL UNITED KINGDOM			150,217,826

UNITED STATES	61.1%
COMMUNICATIONS	5.5%
American Tower Corp.(b)		554,166	95,637,968
Crown Castle, Inc.		935,899	76,097,948

			171,735,916

DIVERSIFIED	0.0%
Stem, Inc.(c)		31,887	281,881

ELECTRIC	31.3%
Alliant Energy Corp.(b)(e)(f)		1,192,956	85,606,523
Ameren Corp.(b)		447,042	49,138,857
Black Hills Corp.(b)(e)		450,117	31,242,621
Dominion Energy, Inc.(b)(e)		973,229	60,165,017
Duke Energy Corp.(b)(e)		738,266	96,668,550
Edison International(b)		669,640	49,004,255
Entergy Corp.(b)(e)		448,601	50,404,808
Evergy, Inc.(b)(e)		811,570	66,483,814
Net Power, Inc.(c)		731,336	1,140,884
NextEra Energy, Inc.		2,380,659	221,115,608
OGE Energy Corp.(b)		554,197	26,579,288
PPL Corp.(b)(e)(f)		2,411,409	92,115,824
Public Service Enterprise Group, Inc.(b)(e)		828,787	67,090,308
Southern Co.		689,332	66,534,324
Xcel Energy, Inc.		243,495	19,343,243

			982,633,924

GAS DISTRIBUTION	6.9%
National Fuel Gas Co.(b)		278,080	26,128,397
NiSource, Inc.(b)		2,851,123	133,033,399
Sempra		591,045	57,431,843

			216,593,639

		Shares/Units	Value
MIDSTREAM	9.5%
ARKO Petroleum Corp.(b)(e)		965,464	$17,272,151
Cheniere Energy, Inc.		41,431	11,756,461
Delek Logistics Partners LP(b)(e)		190,528	9,480,673
Energy Transfer LP(b)(e)(f)		2,172,994	41,938,784
Kinder Morgan, Inc.(b)		493,337	16,541,590
Kinetik Holdings, Inc.(f)		1,236,536	59,860,708
MPLX LP(b)(e)		739,265	42,189,853
ONEOK, Inc.		224,659	20,306,927
Plains All American Pipeline LP(b)		1,979,254	44,196,742
Sunococorp LLC(b)(e)		271,661	16,747,901
Venture Global, Inc., Class A(b)		1,183,198	18,647,200

			298,938,990

RAILWAYS	7.3%
CSX Corp.(b)(e)(f)		2,520,010	103,446,411
Norfolk Southern Corp.(b)(e)		204,941	58,818,067
Union Pacific Corp.(b)(e)(f)		283,297	68,733,518

			230,997,996

WATER	0.6%
H2O America		310,870	18,238,743

TOTAL UNITED STATES			1,919,421,089

TOTAL COMMON STOCK (Identified cost—$2,553,717,776)			3,587,211,949

PREFERRED SECURITIES—EXCHANGE-TRADED	3.4%
BERMUDA	0.0%
INSURANCE
RenaissanceRe Holdings Ltd., 5.75%, Series F(b)(g)		7,000	145,530

CANADA	0.1%
UTILITIES
Algonquin Power & Utilities Corp., 8.532% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A(b)(h)		89,073	2,323,024
Brookfield BRP Holdings Canada, Inc., 4.625%(b)(g)		100,000	1,451,000

			3,774,024

NETHERLANDS	0.1%
INSURANCE
AEGON Funding Co. LLC, 5.10%, due 12/15/49(b)		100,152	1,897,880

UNITED STATES	3.2%
BANKING	0.9%
Bank of America Corp., 5.00%, Series LL(b)(g)		90,260	1,820,544
Bank of America Corp., 5.375%, Series KK(b)(g)		61,831	1,338,641
Bank of America Corp., 6.00%, Series GG(b)(g)		184,373	4,559,544
Citigroup, Inc., 6.25%, Series II(b)(g)		85,222	2,100,722
JPMorgan Chase & Co., 5.75%, Series DD(b)(g)		83,468	2,019,926
Morgan Stanley, 6.375%, Series I(b)(g)		118,969	2,921,879
Morgan Stanley, 6.625%, Series Q(b)(g)		100,000	2,524,000
Regions Financial Corp., 5.70% to 5/15/29, Series C(b)(g)(i)		81,114	1,906,179
Wells Fargo & Co., 4.375%, Series CC(b)(g)		58,968	1,028,992
Wells Fargo & Co., 4.70%, Series AA(b)(g)		142,405	2,688,606
Wells Fargo & Co., 4.75%, Series Z(b)(g)		206,575	3,924,925

		Shares/Units	Value
Wells Fargo & Co., 5.625%, Series Y(b)(g)		65,803	$1,548,345
Wells Fargo & Co., 7.50%, Series L (Convertible)(g)		172	198,660

			28,580,963

CONSUMER DISCRETIONARY PRODUCTS	0.1%
Ford Motor Co., Senior Debt, 6.50%, due 8/15/62(b)		194,325	4,080,825

CONSUMER STAPLE PRODUCTS	0.2%
CHS, Inc., 6.75%, Series 3(b)(g)		137,935	3,339,406
CHS, Inc., 7.10%, Series 2(b)(g)		135,283	3,326,609

			6,666,015

FINANCIAL SERVICES	0.3%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(b)		32,128	719,667
Brookfield Oaktree Holdings LLC, 6.55%, Series B(b)(g)		66,071	1,337,938
Brookfield Oaktree Holdings LLC, 6.625%, Series A(b)(g)		100,000	2,022,000
Carlyle Finance LLC, 4.625%, due 5/15/61(b)		70,000	1,225,000
KKR & Co., Inc., 6.875%, due 6/1/65, Series T(b)		59,547	1,385,063
TPG Operating Group II LP, 6.95%, due 3/15/64(b)		55,287	1,381,069

			8,070,737

INSURANCE	0.5%
Allstate Corp., 7.375%, Series J(b)(g)		98,834	2,514,337
Arch Capital Group Ltd., 5.45%, Series F(b)(g)		80,000	1,558,400
Athene Holding Ltd., 4.875%, Series D(b)(g)		55,443	899,285
Athene Holding Ltd., 6.35% to 6/30/29, Series A(b)(g)(i)		115,223	2,722,720
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(b)(i)		87,725	2,077,328
Corebridge Financial, Inc., 6.375%, due 12/15/64(b)		79,293	1,805,502
Equitable Holdings, Inc., 5.25%, Series A(b)(g)		93,113	1,807,323
MetLife, Inc., 5.625%, Series E(b)(g)		104,207	2,338,405
Voya Financial, Inc., 5.35% to 9/15/29, Series B(b)(g)(i)		7,267	166,778

			15,890,078

TELECOMMUNICATIONS	0.2%
Array Digital Infrastructure, Inc., Senior Debt, 6.25%, due 9/1/69		10,892	218,711
AT&T, Inc., 4.75%, Series C(b)(g)		182,869	3,364,790
AT&T, Inc., 5.00%, Series A(b)(g)		13,078	256,852
T-Mobile USA, Inc., Senior Debt, 5.50%, due 6/1/70(b)		94,315	2,008,909

			5,849,262

UTILITIES	1.0%
CMS Energy Corp., 5.875%, due 10/15/78(b)		63,498	1,390,606
CMS Energy Corp., 5.875%, due 3/1/79(b)		196,996	4,353,612
DTE Energy Co., 6.25%, due 10/1/85, Series H(b)		202,800	4,824,612
NextEra Energy Capital Holdings, Inc., 6.50%, due 6/1/85, Series U(b)		141,202	3,503,222
NextEra Energy Capital Holdings, Inc., 6.50%, due 4/15/86, Series Z(b)		161,540	4,032,038
Sempra, 5.75%, due 7/1/79(b)		150,675	3,103,905
Southern Co., 4.95%, due 1/30/80, Series 2020(b)		230,000	4,439,000
Southern Co., 6.50%, due 3/15/85(b)		100,000	2,489,000

		Shares/Units	Value
Xcel Energy, Inc., 6.25%, due 10/15/85(b)		189,885	$4,686,362

			32,822,357

TOTAL UNITED STATES			101,960,237

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$118,774,473)			107,777,671

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	19.3%
AUSTRALIA	0.1%
INSURANCE
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46(b)(i)(j)		1,800,000	1,799,225

CANADA	3.6%
BANKING	1.3%
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6(b)(i)		3,400,000	3,433,751
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85(b)(i)		4,000,000	3,931,430
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85(b)(e)(i)		3,000,000	3,031,632
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84(b)(e)(i)		3,200,000	3,352,768
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82(b)(e)(i)		3,400,000	3,536,068
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86(b)(e)(i)		3,000,000	2,933,334
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85(b)(i)		2,200,000	2,224,990
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85(b)(i)		5,000,000	4,834,975
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85(b)(i)		5,000,000	5,021,500
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85(b)(i)		4,000,000	3,938,773
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82(b)(e)(i)		4,200,000	4,335,538

			40,574,759

PIPELINES	1.5%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A(b)(i)		2,874,000	2,870,282
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A(b)(e)(i)		4,155,000	4,158,847
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78(b)(e)(i)		5,913,000	5,919,867
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54(b)(e)(i)		3,000,000	3,156,729
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83(b)(e)(i)		3,985,000	4,048,282
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83(b)(e)(i)		3,920,000	4,234,584
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5(b)(e)(i)		3,820,000	4,045,074
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84(b)(e)(i)		2,060,000	2,318,771
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55(b)(i)		3,000,000	3,090,510
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79(b)(i)		5,008,000	4,967,773
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82(b)(e)(i)		2,500,000	2,451,794
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A(b)(e)(i)		6,499,000	6,510,003

			47,772,516

TELECOMMUNICATIONS	0.7%
Bell Canada, 6.875% to 6/15/30, due 9/15/55(b)(e)(i)		3,000,000	3,036,216
Bell Canada, 7.00% to 6/15/35, due 9/15/55(b)(i)		3,000,000	3,071,742
TELUS Corp., 6.375% to 3/9/31, due 6/9/56(b)(i)		3,000,000	2,970,922
TELUS Corp., 6.625% to 7/15/30, due 10/15/55(b)(i)		4,000,000	4,004,164
TELUS Corp., 6.625% to 3/9/36, due 6/9/56(b)(i)		4,000,000	3,900,757
TELUS Corp., 7.00% to 7/15/35, due 10/15/55(b)(i)		4,000,000	4,085,156

			21,068,957

		Principal Amount*	Value
UTILITIES	0.1%
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54(b)(d)(e)(i)		4,800,000	$4,879,930

TOTAL CANADA			114,296,162

FINLAND	0.2%
BANKING
Nordea Bank Abp, 6.75% to 11/10/33(b)(d)(e)(g)(i)(k)		5,000,000	4,988,153

FRANCE	1.8%
BANKING	1.7%
BNP Paribas SA, 7.00% to 8/16/28(b)(d)(g)(i)(k)		1,000,000	1,014,375
BNP Paribas SA, 7.375% to 9/10/34(b)(d)(g)(i)(k)		5,000,000	5,015,855
BNP Paribas SA, 7.45% to 6/27/35(b)(d)(g)(i)(k)		3,000,000	3,012,763
BNP Paribas SA, 7.75% to 8/16/29(b)(d)(g)(i)(k)		4,200,000	4,336,093
BNP Paribas SA, 8.00% to 8/22/31(b)(d)(e)(g)(i)(k)		5,000,000	5,210,585
BNP Paribas SA, 8.50% to 8/14/28(b)(d)(g)(i)(k)		2,000,000	2,085,194
BNP Paribas SA, 9.25% to 11/17/27(b)(d)(e)(g)(i)(k)		7,200,000	7,533,317
Credit Agricole SA, 7.125% to 9/23/35(b)(d)(g)(i)(k)		5,400,000	5,453,292
Societe Generale SA, 6.75% to 4/6/28(b)(d)(g)(i)(k)		4,000,000	3,987,167
Societe Generale SA, 8.125% to 11/21/29(b)(d)(g)(i)(k)		2,600,000	2,678,413
Societe Generale SA, 8.50% to 3/25/34(b)(d)(g)(i)(k)		4,000,000	4,278,464
Societe Generale SA, 9.375% to 11/22/27(b)(d)(e)(g)(i)(k)		2,400,000	2,510,710
Societe Generale SA, 10.00% to 11/14/28(b)(d)(e)(g)(i)(k)		5,000,000	5,403,278

			52,519,506

INSURANCE	0.1%
SCOR SE, 5.25% to 3/13/29(g)(i)(j)(k)		4,600,000	4,310,043

TOTAL FRANCE			56,829,549

GERMANY	0.2%
BANKING	0.1%
Commerzbank AG, 7.50% to 10/9/30(g)(i)(j)(k)		3,200,000	3,249,100

INSURANCE	0.1%
Allianz SE, 6.55% to 10/30/33(b)(d)(g)(i)(k)		3,200,000	3,207,283

TOTAL GERMANY			6,456,383

JAPAN	0.8%
FINANCIAL SERVICES	0.1%
Nomura Holdings, Inc., 7.00% to 7/15/30(b)(e)(g)(i)(k)		4,800,000	4,836,350

INSURANCE	0.6%
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35(b)(d)(e)(g)(i)		3,400,000	3,421,576
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35(j)		3,800,000	3,911,923
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32(g)(i)(j)		4,000,000	3,905,328
Sumitomo Life Insurance Co., 5.875% to 9/10/35, due 9/10/55(b)(d)(i)		2,600,000	2,544,981
Sumitomo Life Insurance Co., 5.875% to 1/18/34(b)(d)(e)(g)(i)		4,400,000	4,315,591

			18,099,399

TELECOMMUNICATIONS	0.1%
SoftBank Group Corp., 7.625% to 1/29/31, due 4/29/61(i)(j)		4,400,000	3,951,949

TOTAL JAPAN			26,887,698

		Principal Amount*	Value
NETHERLANDS	0.5%
BANKING
ING Groep NV, 7.00% to 11/16/32(b)(g)(i)(k)		4,000,000	$3,995,350
ING Groep NV, 7.25% to 11/16/34(g)(i)(j)(k)		6,800,000	6,956,276
ING Groep NV, 8.00% to 5/16/30(g)(i)(j)(k)		5,400,000	5,692,102

			16,643,728

SPAIN	0.5%
BANKING
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(b)(g)(i)(k)		4,000,000	4,324,564
Banco Santander SA, 8.00% to 2/1/34(b)(e)(g)(i)(k)		5,000,000	5,274,790
Banco Santander SA, 9.625% to 11/21/28(b)(e)(g)(i)(k)		2,200,000	2,370,920
Banco Santander SA, 9.625% to 5/21/33(b)(e)(g)(i)(k)		3,800,000	4,388,973

			16,359,247

SWEDEN	0.1%
BANKING
Swedbank AB, 7.75% to 3/17/30(g)(i)(j)(k)		4,400,000	4,634,354

SWITZERLAND	1.1%
BANKING	1.0%
Credit Suisse Group AG, 5.25%, Claim(c)(d)(g)(k)(l)		1,600,000	400,000
Credit Suisse Group AG, 6.375%, Claim(c)(d)(g)(k)(l)		2,000,000	500,000
Credit Suisse Group AG, 7.50%, Claim(c)(d)(g)(k)(l)		600,000	150,000
UBS Group AG, 6.625% to 1/8/31(b)(d)(g)(i)(k)		4,400,000	4,286,365
UBS Group AG, 6.85% to 9/10/29(b)(d)(g)(i)(k)		2,600,000	2,578,224
UBS Group AG, 7.00% to 2/5/35(b)(d)(g)(i)(k)		4,200,000	4,084,806
UBS Group AG, 7.00% to 1/8/36(b)(d)(g)(i)(k)		4,400,000	4,255,682
UBS Group AG, 9.25% to 11/13/28(b)(d)(e)(g)(i)(k)		7,000,000	7,465,187
UBS Group AG, 9.25% to 11/13/33(b)(d)(e)(g)(i)(k)		5,200,000	5,858,315

			29,578,579

INSURANCE	0.1%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52(b)(i)(j)		3,700,000	3,710,876

TOTAL SWITZERLAND			33,289,455

UNITED KINGDOM	2.0%
BANKING	1.5%
Barclays PLC, 7.625% to 3/15/35(b)(g)(i)(k)		2,400,000	2,424,373
Barclays PLC, 8.00% to 3/15/29(b)(e)(g)(i)(k)		5,000,000	5,176,444
Barclays PLC, 9.625% to 12/15/29(b)(e)(g)(i)(k)		9,800,000	10,694,789
HSBC Holdings PLC, 6.50% to 3/23/28(b)(g)(i)(k)		2,800,000	2,799,239
HSBC Holdings PLC, 6.875% to 9/11/29(b)(e)(g)(i)(k)		4,400,000	4,432,551
HSBC Holdings PLC, 7.05% to 6/5/30(b)(g)(i)(k)		4,400,000	4,435,197
Lloyds Banking Group PLC, 6.625% to 9/27/35(b)(g)(i)(k)		4,200,000	4,012,404
Lloyds Banking Group PLC, 6.75% to 9/27/31(b)(e)(g)(i)(k)		4,000,000	3,979,733
Lloyds Banking Group PLC, 8.00% to 9/27/29(b)(e)(g)(i)(k)		3,000,000	3,151,650
NatWest Group PLC, 8.125% to 11/10/33(b)(e)(g)(i)(k)		3,000,000	3,248,961
Standard Chartered PLC, 7.875% to 3/8/30(b)(d)(g)(i)(k)		3,800,000	3,950,845

			48,306,186

INSURANCE	0.3%
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41(b)(i)(j)		1,300,000	1,275,776

		Principal Amount*		Value
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6(g)(i)(j)(k)		3,000,000		$2,902,989
Rothesay Life PLC, 7.00% to 6/3/35(g)(i)(j)(k)		3,500,000		3,392,872

				7,571,637

TELECOMMUNICATIONS	0.2%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81(b)(i)		2,090,000		1,913,713
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79(b)(i)		4,500,000		4,631,429

				6,545,142

TOTAL UNITED KINGDOM				62,422,965

UNITED STATES	8.4%
BANKING	2.2%
Bank of America Corp., 5.875% to 3/15/28, Series FF(b)(g)(i)		2,682,000		2,685,889
Bank of America Corp., 6.25% to 7/26/30, Series UU(b)(g)(i)		3,640,000		3,664,017
Bank of America Corp., 6.625% to 5/1/30, Series OO(b)(g)(i)		3,000,000		3,077,715
Citigroup, Inc., 6.50% to 5/15/31, Series JJ(b)(g)(i)		2,008,000		2,003,761
Citigroup, Inc., 6.625% to 2/15/31, Series HH(b)(e)(g)(i)		6,000,000		6,008,581
Citigroup, Inc., 6.875% to 8/15/30, Series GG(b)(e)(g)(i)		8,045,000		8,107,011
Citigroup, Inc., 6.95% to 2/15/30, Series FF(b)(e)(g)(i)		5,000,000		5,040,005
Citigroup, Inc., 7.625% to 11/15/28, Series AA(b)(e)(g)(i)		3,800,000		3,931,894
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(f)(g)(i)		1,500,000		1,543,337
First Horizon Bank, 4.761% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(b)(d)(g)(h)		1,806	†	1,335,989
Goldman Sachs Group, Inc., 4.125% to 11/10/26, Series V(b)(g)(i)		1,000,000		987,048
Goldman Sachs Group, Inc., 6.85% to 2/10/30(b)(e)(g)(i)		3,000,000		3,059,814
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(b)(e)(g)(i)		2,290,000		2,400,332
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(b)(g)(i)		3,000,000		2,957,987
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(b)(g)(i)		2,000,000		2,076,250
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(b)(e)(g)(i)		4,450,000		4,462,327
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(b)(g)(i)		2,000,000		2,018,898
State Street Corp., 6.70% to 3/15/29, Series I(b)(e)(g)(i)		4,000,000		4,066,568
State Street Corp., 6.70% to 9/15/29, Series J(b)(e)(g)(i)		3,000,000		3,093,879
Wells Fargo & Co., 6.85% to 9/15/29(b)(e)(g)(i)		4,000,000		4,148,920
Wells Fargo & Co., 7.625% to 9/15/28(b)(e)(g)(i)		3,390,000		3,563,188

				70,233,410

ENERGY	0.1%
Sunoco LP, 7.875% to 9/18/30(b)(d)(g)(i)		3,000,000		3,065,358

HEALTH CARE	0.3%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(b)(i)		3,700,000		3,747,907
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)(i)		3,000,000		3,093,804
Humana, Inc., 6.625% to 6/15/31, due 9/15/56(b)(i)		3,487,000		3,352,209

				10,193,920

INSURANCE	2.0%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)(i)		3,700,000		3,724,472
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(b)(e)(i)		4,073,000		3,764,296
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(b)(i)		2,500,000		2,338,644
Corebridge Financial, Inc., 6.375% to 6/15/34, due 9/15/54(b)(e)(i)		2,000,000		1,966,685
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)(e)(i)		7,170,000		7,227,474
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(b)(i)		4,480,000		4,534,974
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(b)(d)(i)		2,000,000		1,886,865

		Principal Amount*	Value
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(d)(e)(i)		2,600,000	$2,505,742
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(e)(g)(i)		2,993,000	3,125,455
MetLife Capital Trust IV, 7.875%, due 12/15/37(b)(d)(e)		5,850,000	6,330,086
MetLife, Inc., 9.25%, due 4/8/38(b)(d)(e)		6,500,000	7,623,986
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)(e)(i)		1,600,000	1,531,536
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)(e)(i)		4,500,000	4,512,361
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(b)(i)		1,200,000	1,229,722
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(b)(e)(i)		3,000,000	3,118,935
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(b)(i)		4,100,000	4,097,226
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(g)(i)		1,310,000	1,365,109

			60,883,568

PIPELINES	0.9%
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(b)(e)(i)		6,800,000	6,789,708
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(g)(i)		4,311,000	4,399,203
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)(i)		2,000,000	2,096,078
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(b)(i)		4,600,000	4,533,337
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(b)(i)		5,000,000	4,979,862
Venture Global LNG, Inc., 9.00% to 9/30/29(b)(d)(e)(g)(i)		6,392,000	6,371,745

			29,169,933

UTILITIES	2.9%
AES Corp., 7.60% to 10/15/29, due 1/15/55(i)		2,000,000	1,984,886
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)(e)(i)		4,200,000	4,117,832
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(b)(i)		4,510,000	4,458,158
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(b)(e)(i)		7,000,000	6,940,534
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(b)(i)		2,200,000	2,335,447
CenterPoint Energy, Inc., 6.70% to 2/15/30, due 5/15/55(b)(i)		3,000,000	3,048,063
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(b)(e)(i)		3,780,000	3,974,436
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)(e)(i)		3,510,000	3,625,047
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)(i)		1,125,000	1,091,884
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(b)(i)		3,500,000	3,564,785
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b)(e)(g)(i)		4,000,000	3,940,100
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(b)(i)		1,050,000	1,044,022
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(b)(e)(i)		5,800,000	5,751,131
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(b)(i)		3,850,000	3,910,226
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)(e)(i)		5,180,000	5,334,781
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)(e)(i)		3,800,000	3,895,923
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)(i)		2,000,000	2,069,190
Evergy, Inc., 6.65% to 3/2/30, due 6/1/55(b)(i)		2,000,000	2,015,027
National Rural Utilities Cooperative Finance Corp., 7.125% to 6/15/28, due 9/15/53(b)(e)(i)		2,240,000	2,328,281
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)(i)		2,538,000	2,535,968
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)(i)		1,500,000	1,528,945
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)(e)(i)		4,000,000	4,087,972
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(b)(i)		1,500,000	1,553,646
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(b)(i)		3,000,000	3,087,042
Puget Energy, Inc., 7.25% to 6/15/36, due 9/15/56(d)(i)		2,937,000	2,925,971
Sempra, 4.125% to 1/1/27, due 4/1/52(b)(e)(i)		2,500,000	2,433,986
Sempra, 6.40% to 7/1/34, due 10/1/54(b)(e)(i)		3,520,000	3,510,177

		Principal Amount*	Value
Sempra, 6.875% to 7/1/29, due 10/1/54(b)(e)(i)		3,000,000	$3,034,011

			90,127,471

TOTAL UNITED STATES			263,673,660

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$602,876,157)			608,280,579

CORPORATE BONDS	0.6%
ITALY	0.0%
UTILITIES
ENEL Finance International NV, 7.50%, due 10/14/32(b)(d)(e)		400,000	450,620

UNITED STATES	0.6%
FINANCIAL SERVICES	0.1%
HA Sustainable Infrastructure Capital, Inc., 6.00%, due 3/15/36(b)		3,000,000	2,912,782

INSURANCE	0.1%
Omnis Funding Trust, 6.722%, due 5/15/55(b)(d)		2,900,000	2,934,681

REAL ESTATE	0.2%
Realty Income Corp., 3.40%, due 1/15/30(b)(e)		3,060,000	2,935,394
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(b)(d)(e)		1,700,000	1,710,068

			4,645,462

UTILITIES	0.2%
American Electric Power Co., Inc., 5.75%, due 11/1/27(b)		1,015,000	1,034,209
Southern Co., 5.113%, due 8/1/27(b)(e)		6,000,000	6,053,987

			7,088,196

TOTAL UNITED STATES			17,581,121

TOTAL CORPORATE BONDS (Identified cost—$17,976,661)			18,031,741

		Shares
WARRANTS	0.0%
UNITED STATES—ELECTRIC	0.0%
Net Power, Inc., exercise price $11.50, expires 6/8/28(b)(c)		182,834	49,365

TOTAL WARRANTS (Identified cost—$621,636)			49,365

SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.60%(m)		21,412,783	21,412,783
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(m)		2,927,483	2,927,483

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$24,340,266)			24,340,266

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$3,318,306,969)	138.2%		4,345,691,571

		Value
WRITTEN OPTION CONTRACTS (Premiums received—$637,390)	(0.0)	$(1,105,018)
LIABILITIES IN EXCESS OF OTHER ASSETS	(38.2)	(1,200,431,439)

NET ASSETS	100.0%	$3,144,155,114

Exchange-Traded Option Contracts
Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(n)	Premiums Received	Value
Call — Cheniere Energy, Inc.	$280.00	4/17/26	(336)	$(9,534,336)	$(147,798)	$(415,782)
Call — Kinetik Holdings, Inc.	50.00	4/17/26	(2,030)	(9,827,230)	(169,660)	(167,883)
Call — PPL Corp.	38.00	4/17/26	(3,615)	(13,809,300)	(164,761)	(300,097)
Call — Duke Energy Corp.	135.00	5/15/26	(1,017)	(13,316,598)	(155,171)	(221,256)
			(6,998)	$(46,487,464)	$(637,390)	$(1,105,018)

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate	Fixed Rate Pay/Receive	Fixed Payment Frequency	Floating Rate		Floating Rate Pay/Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value
$85,000,000	0.898%	Pay	Monthly	3.794%(o	)	Receive	Monthly	5/1/26	$422,234	$(656)	$421,578
255,000,000	1.237%	Pay	Monthly	3.794%(o	)	Receive	Monthly	9/15/27	9,571,308	(19,978)	9,551,330
130,000,000	3.655%	Pay	Monthly	3.680%(o	)	Receive	Monthly	9/15/28	(351,653)	—	(351,653)
130,000,000	3.588%	Pay	Monthly	3.680%(o	)	Receive	Monthly	9/15/28	(138,239)	—	(138,239)
									$9,503,650	$(20,634)	$9,483,016

Glossary of Portfolio Abbreviations

OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Australia	$—	$188,055,960	$—	$188,055,960
China	—	40,646,486	—	40,646,486
France	—	81,710,683	—	81,710,683
Greece	—	38,647,030	—	38,647,030
Hong Kong	—	70,604,036	—	70,604,036
India	—	72,150,171	—	72,150,171
Italy	—	12,254,768	—	12,254,768

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Japan	$—	$132,394,465	$—	$132,394,465
Malaysia	—	57,819,361	—	57,819,361
Netherlands	—	43,970,230	—	43,970,230
Philippines	—	18,869,878	—	18,869,878
Spain	69,106,859	20,714,628	—	89,821,487
United Kingdom	65,627,548	84,590,278	—	150,217,826
Other Countries	2,590,049,568	—	—	2,590,049,568
Preferred Securities—Exchange-Traded	107,777,671	—	—	107,777,671
Preferred Securities—Over-the-Counter	—	608,280,579	—	608,280,579
Corporate Bonds	—	18,031,741	—	18,031,741
Warrants	49,365	—	—	49,365
Short-Term Investments	—	24,340,266	—	24,340,266

Total Investments in Securities	$2,832,611,011	$1,513,080,560	$—	$4,345,691,571

Interest Rate Swap Contracts	$—	$9,993,542	$—	$9,993,542

Total Derivative Assets	$—	$9,993,542	$—	$9,993,542

Interest Rate Swap Contracts	$—	$(489,892)	$—	$(489,892)
Written Option Contracts	—	(1,105,018)	—	(1,105,018)

Total Derivative Liabilities	$—	$(1,594,910)	$—	$(1,594,910)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $2,559,308,010 in aggregate has been pledged as collateral.
(c)	Non–income producing security.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $227,909,182 which represents 7.2% of the net assets of the Fund, of which 0.1% are illiquid.

(e)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $1,116,565,659 in aggregate has been rehypothecated.
(f)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $30,854,332 in aggregate has been pledged as collateral.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(h)	Variable rate. Rate shown is in effect at March 31, 2026.
(i)	Security converts to floating rate after the indicated fixed–rate coupon period.
(j)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $49,692,813 which represents 1.6% of the net assets of the Fund, of which 0.0% are illiquid.

(k)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $194,928,390 which represents 6.2% of the net assets of the Fund (4.5% of the managed assets of the Fund).

(l)	Security is in default.
(m)	Rate quoted represents the annualized seven–day yield.
(n)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(o)	Based on 1-Day USD-SOFR-OIS. Represents rates in effect at March 31, 2026.

Sector Summary	% of Managed Assets
Electric	33.9
Midstream	16.4
Banking	7.2
Gas Distribution	7.0
Railways	6.7
Airports	5.4
Communications	4.2
Toll Roads	4.0
Utilities	3.2
Insurance	2.8
Marine Ports	2.3
Water	1.9
Pipelines	1.8
Telecommunications	0.9
Other	2.3

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Centrally cleared interest rate swaps are valued based upon prices provided by a third-party pricing service. Exchange-traded options are valued at their last sale price as of the close of options trading on the applicable exchanges on the valuation date, when supported by sufficient trading volume, or otherwise based on prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of March 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement, the accruals for which would begin at a specific date in the future (the effective date). The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.